Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (41,201)	$ (5,891)	¥ 4,670	¥ (16,844)
Net cash provided by investing activities	(25,551)	(3,654)	(1,422)	(23,245)
Net cash provided by financing activities	86,465	12,365	(9,874)	43,883
Cash and cash equivalents at the beginning of year	4,150	593	10,776	6,982
Cash and cash equivalents at the end of year	23,473	$ 3,357	4,150	10,776
Parent Company [Member]
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	(45,058)
Net cash provided by investing activities
Net cash provided by financing activities	45,060
Net increase/(decrease) in cash and cash equivalents:	2
Cash and cash equivalents at the beginning of year
Cash and cash equivalents at the end of year	¥ 2